Other Current Liabilities	3 Months Ended
Mar. 31, 2026
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 5 - OTHER CURRENT LIABILITIES:

	March 31, 2026	December 31, 2025
	U.S. dollars in thousands

Accrued vacation	3,898	3,707
Tax authority and other institutions	215	347
Estimated accrual for a certain batch production incident	1,726	1,726
Derivative liabilities	80	-
Accrued expenses	1,797	1,274
Revenue Earnout payables (please refer to Note 6)	-	1,962
Other	162	114
	7,878	9,130